Related party transactions and balances - Transactions with the major related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Proceeds of borrowing from related parties		¥ 50,000
Repayment of borrowings from related parties		50,000
Payment of deposit for capital lease to a related party (Note 15)		8,600
Proceeds of deposit refund from a related party		8,600
ZMI
Related Party Transaction [Line Items]
Purchase of power banks and cabinets from related parties	¥ 154,127	233,605	¥ 614,151
People Better
Related Party Transaction [Line Items]
Proceeds of borrowing from related parties		50,000
Repayment of borrowings from related parties		50,000
Payment of deposit for capital lease to a related party (Note 15)		8,600
Proceeds of deposit refund from a related party		8,600
Payment of interest to related parties		¥ 1,032